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FROST MID CAP EQUITY FUND
FROST MID CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FROST MID CAP EQUITY FUND		Institutional Class Shares	Investor Class Shares
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	1.81%	1.81%
Total Annual Fund Operating Expenses	[2]	2.31%	2.56%
Less Fee Reductions and/or Expense Reimbursements	[3]	(0.76%)	(0.76%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.55%	1.80%
[1]	The Fund operated as the Frost Mid Cap Equity Fund (the "Predecessor Mid Cap Equity Fund" or "Predecessor Fund"), a series of The Advisors' Inner Circle Fund II, prior to the Fund's acquisition of the assets and liabilities of the Predecessor Mid Cap Equity Fund on June 24, 2019 (the "Mid Cap Equity Fund Reorganization"). Accordingly, the Fund's Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund's Financial Highlights because the Fund's Other Expenses have been restated to reflect current fees.
[3]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, "excluded expenses")) from exceeding 1.55% of the average daily net assets of each of the Fund's share classes until June 24, 2021 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of Frost Family of Funds (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on June 24, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FROST MID CAP EQUITY FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	158	604	1,124	2,551
Investor Class Shares	183	680	1,250	2,803

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $25 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

In selecting investments for the Fund, Frost Investment Advisors, LLC (the "Adviser" or "Frost") performs fundamental analyses to seek to identify high-quality companies, focusing on the following characteristics:

●	Strong balance sheets;

●	Competitive advantages;

●	High and/or improving financial returns;

●	Free cash flow;

●	Reinvestment opportunities; and

●	Prominent market share positions.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Management Risk – The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-Capitalization Company Risk – The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Rights and Warrants Risk – The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

As a result of the Mid Cap Equity Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Mid Cap Equity Fund. Accordingly, performance figures for periods prior to the date of the Reorganization represent the performance of the Predecessor Mid Cap Equity Fund.

Prior to February 13, 2012, the Predecessor Mid Cap Equity Fund employed a different investment strategy and prior to October 1, 2015, the Predecessor Mid Cap Equity Fund had a sub-adviser. Therefore, the past performance shown below may have differed if the Fund's current investment strategy had been in effect and the Predecessor Mid Cap Equity Fund did not have a sub-adviser. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Best Quarter	Worst Quarter
18.83%	(21.10)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. Year to date performance (non-annualized and before taxes) as of September 30, 2019: 18.66%.

Average Annual Total Returns for Periods Ended December 31, 2018

This table compares the Fund's average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad-based index.

Prior to March 31, 2015, Investor Class Shares of the Predecessor Mid Cap Equity Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance information provided in the table below for the period prior to March 31, 2015 represents the performance of the Predecessor Mid Cap Equity Fund's Investor Class Shares when they were called Class A Shares, but does not include the Maximum Sales Charge (Load) that was applicable to Class A Shares. If sales charges were included, the returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - FROST MID CAP EQUITY FUND	Label	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Institutional Class Shares	Fund Returns Before Taxes	(9.16%)	3.91%	12.37%	6.91%	Apr. 25, 2008
Institutional Class Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	(14.79%)	(0.54%)	9.63%	4.47%	Apr. 25, 2008
Institutional Class Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	(1.26%)	2.46%	10.20%	5.39%	Apr. 25, 2008
Investor Class Shares	Fund Returns Before Taxes	(9.48%)	3.70%	none	7.38%	Feb. 13, 2012
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	(9.06%)	6.26%	14.03%	7.86%	Apr. 25, 2008
[1]	Institutional Class Shares of the Fund were offered beginning April 25, 2008. Investor Class Shares of the Fund were offered beginning February 13, 2012. Index comparison begins April 25, 2008.